Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MOSAIC CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32327
Entity Tax Identification Number	20-1026454
Entity Address, Address Line One	101 East Kennedy Blvd.
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Tampa,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	800
Local Phone Number	918-8270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	MOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001285785
Amendment Flag	false